Trade and other payables	12 Months Ended
Dec. 31, 2024
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Trade and other payables

33.Trade and other payables

	31 December	31 December
Short-term trade and other payables	2024	2023
Payables to suppliers	20,358,995	18,300,375
Taxes payable	4,051,266	3,942,708
Accrued treasury share, universal service fund contribution and contributions to the ICTA’s expenses	2,878,900	2,541,937
Accrued selling and marketing expenses	394,087	240,822
Payables related with donation	3,145	2,526,628
Others	1,986,021	2,198,541
	29,672,414	29,751,011

Payable to suppliers arises in the ordinary course of business.

Taxes payables include VAT payables, special communications taxes payable, frequency usage fees payable to the ICTA and personnel income taxes payable.

Accrued selling and marketing expenses mainly result from services received from third parties related to the marketing activities of the Group, but not yet invoiced.